Employee benefits (Post-Employment) - Summary of Pension Plans Assets (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	100.00%	100.00%
Fixed income securities [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	62.00%	61.00%
Variable income securities [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	21.00%	17.00%
Structured investments [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	1.00%	2.00%
Real estate properties [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	6.00%	7.00%
Loans to participants [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	3.00%	4.00%
Petros Pension Plan- Renegotiated [member] | Fixed income securities [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	20.00%
Petros Pension Plan- Renegotiated [member] | Fixed income securities [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	100.00%
Petros Pension Plan- Renegotiated [member] | Variable income securities [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	45.00%
Petros Pension Plan- Renegotiated [member] | Structured investments [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	40.00%
Petros Pension Plan- Renegotiated [member] | Real estate properties [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	10.00%
Petros Pension Plan- Renegotiated [member] | Loans to participants [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	15.00%
Petros Pension Plan- Renegotiated [member] | Investments abroad [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	10.00%
Petros Pension Plan- Non- renegotiated [member] | Fixed income securities [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	20.00%
Petros Pension Plan- Non- renegotiated [member] | Fixed income securities [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	100.00%
Petros Pension Plan- Non- renegotiated [member] | Variable income securities [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	45.00%
Petros Pension Plan- Non- renegotiated [member] | Structured investments [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	40.00%
Petros Pension Plan- Non- renegotiated [member] | Real estate properties [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	10.00%
Petros Pension Plan- Non- renegotiated [member] | Loans to participants [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	15.00%
Petros Pension Plan- Non- renegotiated [member] | Investments abroad [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	5.00%
Petros 2 Pension Plan [member] | Fixed income securities [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	100.00%
Petros 2 Pension Plan [member] | Variable income securities [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	45.00%
Petros 2 Pension Plan [member] | Structured investments [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	40.00%
Petros 2 Pension Plan [member] | Real estate properties [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	10.00%
Petros 2 Pension Plan [member] | Loans to participants [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	15.00%
Petros 2 Pension Plan [member] | Investments abroad [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	10.00%